Fair Value Measurements (Details) - Schedule of change in the fair value of the derivative warrant liabilities measured with Level 3 inputs	8 Months Ended
Dec. 31, 2020 USD ($)
Schedule of change in the fair value of the derivative warrant liabilities measured with Level 3 inputs [Abstract]
Derivative warrant liabilities
Derivative warrant liabilities – Level 3	11,303,000
Issuance of Public and Private Warrants, Level 3 measurements	20,802,500
Transfer of Public Warrants to Level 1	(11,902,500)
Change in fair value of derivative warrant liabilities, Level 3	$ 2,403,000